New or revised standards and interpretations issued but not yet adopted - Additional Information (Detail) - IFRS 16 [Member] $ in Thousands	Dec. 01, 2019 USD ($)
New or revised standards and interpretations issued but not yet adopted [Line Items]
Right of use assets	$ 3,000
Lease liabilitites	$ 3,000